COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Letters of credit issued to guarantee performance of a client to a third party	$ 14,000,000	$ 14,800,000
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	$ 1,400,000,000	$ 1,200,000,000